August 20, 2009 via EDGAR Rebecca Marquigny Senior Counsel Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington D.C. 20549-4644

RE:	Principal Variable Contracts Funds, Inc. Post-Effective Amendment on Form N-1A number 71 File Numbers. 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”). The Amendment takes into account comments of the Staff of the Commission which were communicated to me by telephone on July 28, 2009.

The Amendment incorporates by reference the prospectus (the “Prospectus”) and statement of additional information (“SAI”), each dated May 1, 2009, included in Post-Effective Amendment No. 69 to the registration statement on Form N-1A filed on April 27, 2009 pursuant to paragraph (a) of Rule 485. The Amendment also incorporates by reference the supplements to the Prospectus dated and filed May 4, 2009, May 21, 2009, and June 19, 2009 and supplement to the SAI dated and filed June 19, 2009 pursuant to Rule 497.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills Jennifer A. Mills Attorney